Summary of significant accounting policies (Details)	3 Months Ended					12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
As at reporting date	1,310	1,320	1,310	1,340	1,360
Average rate for the 3 month ended	1,320	1,320	1,340	1,330	1,320
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful lives of property and equipment						1 year
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful lives of property and equipment						5 years